Financial assets, Non-current and current financial investments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Financial assets [Abstract]
Fair Value through OCI (Investment in Ten West link)	$ 12,459	$ 15,959
Derivative assets (Note 9)	91,425	89,806
Other receivable accounts at amortized cost	77,088	70,472
Total non-current financial assets	180,972	176,237
Contracted concessional financial assets	166,280	186,841
Derivative assets (Note 9)	3,998	7,575
Other receivable accounts at amortized cost	5,764	1,477
Total current financial assets	$ 176,042	$ 195,893